Prepaid Drug Product (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid drug product	$ 531	$ 632	$ 3,587
Prexigebersen
Prepayments for drug product		$ 600
Prepaid drug product	$ 500